UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      CRCM L.P.
Address:                   One Maritime Plaza, Suite 1107
                           San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chun R. Ding
Title:     Manager of CRCM LLC
           General Partner of CRCM L.P.
Phone:     (415) 578-5700
Signature, Place and Date of Signing                 /s/ Kelvin Koo                           San Francisco, CA    July 27, 2012
                                                     --------------------------------         ---------------      -----------------
                                                     By:  Kelvin Koo, as Attorney-in-Fact     [City, State]        [Date]
                                                     For Chun R. Ding, Manager

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:       1



Form 13F Information Table Entry Total:     10 Data Records



Form 13F Information Table Value Total:   $102,733 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number        Name

1          28-12617                    ChinaRock Capital Management Limited

            Column 1                 Column 2    Column 3 Column 4         Column 5      Column 6     Column 7         Column 8

         Name of Issuer           Title of Class  CUSIP    Value      SHS or   SH/ Put/  Investment    Other   Sole   Voting    None
                                                          (x$1000)    PRN Amt  PRN Call  Discretion   Manager       Authority
                                                                                                                      Shared

21VIANET GROUP INC                SPON ADR      90138A103    8,588    750,000   SH      SHARE-DEFINED    1            750,000
CHINACACHE INTERNATIONAL HOLDINGS SPON ADR      16950M107   11,651  2,118,337   SH      SHARE-DEFINED    1          2,118,337
LTD
CHINDEX INTERNATIONAL INC         COM           169467107      980    100,000   SH      SHARE-DEFINED    1            100,000
CITY TELECOM (H.K.) LTD           SPON ADR      178677209   10,325  1,039,812   SH      SHARE-DEFINED    1          1,039,812
FOCUS MEDIA HOLDING LTD           SPON ADR      34415V109   25,828  1,100,000   SH      SHARE-DEFINED    1          1,100,000
IFM INVESTMENTS LTD               ADS CL A      45172L209      256    235,000   SH      SHARE-DEFINED    1            235,000
                                  NEW
LINKTONE LTD                      ADR           535925101      690    469,198   SH      SHARE-DEFINED    1            469,198
SINA CORP                         ORD           G81477104   12,953    250,000   SH      SHARE-DEFINED    1            250,000
THE9 LTD                          ADR           88337K104   18,798  3,246,700   SH      SHARE-DEFINED    1          3,246,700
YAHOO! INC                        COM           984332106   12,664    800,000   SH      SHARE-DEFINED    1            800,000